Document and Entity Information	70 Months Ended
Oct. 28, 2011
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2011
Trading Symbol	CMTPU
Entity Registrant Name	COMMITTED CAPITAL ACQUISITION CORP
Entity Central Index Key	0001399520